Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
In conformity with Accounting Standard Codification 820, “Fair Value Measurements and Disclosures”, (“ASC 820”), assets and liabilities measured at fair value are categorized according to a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). During the years ended December 31, 2025 and 2024, there were no transfers between levels. The three levels of the fair value hierarchy under ASC 820 are defined as follows:

•Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
•Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
•Level 3 - Unobservable inputs for the asset or liability.
A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The following is a description of the valuation methodologies used for the assets within the Plan measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.
•Common stock - Valued at quoted market prices.
•S&P Global Inc. common stock - Valued at quoted market prices.
•Mutual funds - Valued at quoted market prices. These financial instruments are generally categorized as Level 1 instruments in the fair value hierarchy.
•Common collective trust funds - Valued at the quoted NAV of shares held by the Plan at the valuation date. The NAV is used as a practical expedient to estimate fair value based on the unit value of the funds. Unit values are determined by the investment manager sponsoring such funds by dividing the fund’s net assets at fair value by its units outstanding at the valuation dates. The common collective trust funds seek to provide long-term capital appreciation and income by investing in the stocks of the S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap 600 Index Fund and other various asset classes. There are currently no redemption restrictions on these investments and the redemption frequency and notice period are daily. Funding commitments are not applicable for these investments.

In addition, the Plan maintains Self-Directed Accounts. The Self-Directed Accounts hold mutual funds and money market funds valued at the quoted net asset value of shares held by the Plan at the valuation date.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation is appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The following table sets forth by level within the fair value hierarchy the Plan investment assets at fair value, as of December 31, 2025 and Master Trust investment assets at fair value, as of December 31, 2024. As required by ASC 820, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement:

(in thousands)	Investments at fair value
	as of December 31, 2025
	Level 1	Level 2	Level 3	Total
S&P Global Inc. common stock	534,291	—	—	534,291
Mutual funds	157,392	—	—	157,392
Self-Directed Accounts	70,268	—	—	70,268
Total	$761,951	$—	$—	$761,951

Common collective trust funds measured at net asset value as a practical expedient:
Common stock funds (a)	$627,476
Stock index funds (b)	2,212,691
Money market funds (c)	234,843
Target date retirement funds (d)	2,134,103
Short-term investment fund (e)	4,122
Fixed income fund (f)	120,572
Real estate fund (g)	3,443
Total assets at fair value	$6,099,201

(in thousands)	Assets at Master Trust Level
	as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Common stock	$109,544	$—	$—	$109,544
S&P Global Inc. common stock	546,269	—	—	546,269
Mutual funds	273,255	—	—	273,255
Total	$929,068	$—	$—	$929,068

Common collective trust funds measured at net asset value as a practical expedient:
Common stock funds (a)	336,769
Stock index funds (b)	1,986,194
Money market funds (c)	209,137
Target date retirement funds (d)	1,817,977
Short-term investment fund (e)	14,630
Fixed income fund (f)	95,541
Real estate fund (g)	3,080
Total assets at fair value	$5,392,396
(a) At both December 31, 2025 and 2024, this category of funds includes Winslow Large Cap Growth Fund and Harding Loevner International Equity Collective Investment Fund. At December 31, 2025 this category of funds also includes Columbia Funds Dividend Income, T. Rowe Price Structured Research Common Trust Fund, Janus Henderson Enterprise CF Class MS Fund, Acadian All-Country World ex-U.S. Value Equity and Fidelity Institutional International Capital Appreciation Fund. At December 31, 2024 this category of funds also includes Schroder International Multi-Cap Value Trust.

(b)    At both December 31, 2025 and 2024, this category of funds includes the Northern Trust Collective S&P SmallCap 600 Index Fund, S&P 500 Composite Stock Index, State Street S&P Midcap Index, and State Street Global All Cap Equity Ex-U.S. Index Fund.

(c)    At both December 31, 2025 and 2024, this category of funds includes short-term debt securities.
(d)    At both December 31, 2025 and 2024, this category of funds includes the following Target Retirement Funds: Income, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065. At December 31, 2025, this category of funds also includes Target Retirement Fund Income, 2070. At December 31, 2024, this category of funds also includes Target Retirement Fund Income, 2020.
(e)    At both December 31, 2025 and 2024, this category of funds includes a short-term investment fund that is a common collective trust vehicle. Any cash that is held in portfolios of separately managed accounts is swept into this short-term investment fund.
(f)    At both December 31, 2025 and 2024, this category of funds includes U.S. and foreign government and corporate fixed income securities.

(g)    At December 31, 2025 and 2024, this category of funds includes diversified portfolio of stocks of publicly traded real estate investment trusts (“REITs”) or other companies in the real estate sector domiciled primarily within the U.S.

Self-Directed Accounts

Self-Directed Accounts, also known as Mutual Fund Investment Window Accounts, allow individual participants to gain access to approximately 9,000 mutual funds. These mutual funds are not reviewed or monitored by the Company’s Retirement Plan Investment Committee.
The fair value of Self-Directed Accounts held within the Plan was $70,268 and $55,848 as of December 31, 2025 and 2024, respectively. As of December 31, 2025, Self-Directed Accounts are reported within investments, at fair value on the statements of net assets available for benefits. As of December 31, 2024, Self-Directed Accounts are reported at Plan level outside of the Master Trust. These assets are categorized as Level 1 instruments in the fair value hierarchy.